Revenues - Schedule of Revenues Disaggregated by Service Lines and Geographic Location (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	$ 27,429,319	$ 3,494,225	$ 30,124,952	$ 31,466,673
Employment Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	9,829,206	1,252,144	12,529,119	14,485,440
Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	17,600,113	2,242,081	17,595,833	16,981,233
Hong Kong [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	914,812	116,538	657,460	602,599
Hong Kong [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	1,257,047	160,135	874,768	842,269
Macau [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	77,492	9,872	103,844	277,889
Macau [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	507,585	64,661	459,939	682,743
PRC [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	4,949,002	630,454	7,193,462	10,550,194
PRC [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	15,590,204	1,986,039	15,973,129	15,378,972
Taiwan [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	2,873,311	366,032	4,164,541	1,703,697
Taiwan [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	188,859	24,059	189,707
Japan [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	103,171	13,143	7,766	699,535
Australia [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	160,516	20,448	43,757	132,354
Thailand [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	12,098	1,541	112,902	40,738
Malaysia [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues				37,928
Vietnam [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	2,734	348	43,103	60,850
India [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues			6,251	79,809
India [Member] | Payroll Outsourcing Services [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	56,418	7,187	98,290	77,249
Indonesia [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	42,814	5,454	28,442	195,607
Philippines [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	91,772	11,691	33,098	62,901
Bangladesh [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues			42,995	36,391
Singapore [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	36,790	4,687	65,657	4,948
South Korea [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	236,778	30,163	25,841
Italy [Member]
Schedule of Revenues Disaggregated by Service Lines and Geographic Location [Line Items]
Total revenues	$ 327,916	$ 41,773